UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549


                                    FORM 10-D

                               ASSET-BACKED ISSUER
              DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from:
 October 2, 2006 to November 1, 2006

 Commission File Number of issuing entity: 333-127352-24

 Luminent Mortgage Trust 2006-2
 (Exact name of issuing entity as specified in its charter)

 Commission File Number of depositor:  333-127352

 Greenwich Capital Acceptance, Inc.
 (Exact name of depositor as specified in its charter)

 Luminent Mortgage Capital, Inc.
 (Exact name of sponsor as specified in its charter)

 New York
 (State or other jurisdiction of incorporation or organization of the issuing entity)

 54-2195465
 54-2195467
 (I.R.S. Employer Identification No.)

 c/o Wells Fargo Bank, N.A.
 9062 Old Annapolis Road
 Columbia, MD                                                    21045
 (Address of principal executive offices of the issuing entity)  (Zip Code)

 (410) 884-2000
 (Telephone number, including area code)

 Not Applicable
 (Former name, former address, if changed since last report)


                                   Registered/reporting
                                   pursuant to (check one)

  Title of                         Section  Section  Section   Name of Exchange
  Class                            12(b)    12(g)    15(d)     (If Section 12(b))

  A1A                              _____    _____    __X___    ____________
  A1B                              _____    _____    __X___    ____________
  A1C                              _____    _____    __X___    ____________
  B-1                              _____    _____    __X___    ____________
  B-2                              _____    _____    __X___    ____________
  B-3                              _____    _____    __X___    ____________
  B-4                              _____    _____    __X___    ____________
  B-5                              _____    _____    __X___    ____________
  B-6                              _____    _____    __X___    ____________
  PO                               _____    _____    __X___    ____________
  A-R                              _____    _____    __X___    ____________
  X                                _____    _____    __X___    ____________


 Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
    Yes __X__  No ____

 Part I - DISTRIBUTION INFORMATION

 Item 1. Distribution and Pool Performance Information

 On November 27, 2006 a distribution was made to holders of Luminent Mortgage Trust 2006-2.

 The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(b), Exhibit 99.1 for the related information.


 Part II - OTHER INFORMATION

 Item 2.  Legal Proceedings.

Financial Security Assurance Holdings Ltd. ("FSAH"), the parent company of Financial Security Assurance Ltd., the Certificate Insurer under the Pooling and Servicing Agreement, pursuant to a Form 8-K filed on November 16, 2006 announced that FSAH has received (i) a subpoena from the Securities and Exchange Commission related to an ongoing civil investigation of brokers of municipal guaranteed investment contracts ("GICs") and (ii) a subpoena from the Antitrust Division of the U.S. Department of Justice issued in connection with an ongoing criminal investigation of bid rigging of awards of municipal GICs.


 Item 7. Significant Enhancement Provider Information.

The unaudited consolidated balance sheets as of September 30, 2006 and December 31, 2005, the unaudited consolidated statements of operations and comprehensive income for the nine months ended September 30, 2006 and 2005, the unaudited consolidated statements of cash flows for the nine months ended September 30, 2006 and 2005, all of Financial Security Assurance Inc. and Subsidiaries, are incorporated herein by reference from Exhibit 99.1 of the Quarterly Report on Form 10-Q of Financial Security Assurance Holdings Ltd., as filed with the Commission on November 13, 2006.


 Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of Luminent Mortgage Trust 2006-2, relating to the November 27, 2006 distribution.

       (99.2) Copy of the unaudited consolidated balance sheets as of September 30, 2006 and December 31, 2005, the unaudited consolidated statements of operations and comprehensive income for the nine months ended September 30, 2006 and 2005, the unaudited consolidated statements of cash flows for the nine months ended September 30, 2006 and 2005, all of Financial Security Assurance Inc. and Subsidiaries, are incorporated herein by reference from
               Exhibit 99.1 of the Quarterly Report on Form 10-Q of Financial Security Assurance Holdings Ltd., as filed with the Commission on November 13, 2006.


    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.


 SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

 Luminent Mortgage Trust 2006-2
 (Issuing Entity)


 Wells Fargo Bank, N.A.
 (Master Servicer)

 /s/ Elisabeth A. Brewster
 Elisabeth A. Brewster, Vice President

 Date: December 11, 2006

EXHIBIT INDEX

 Exhibit Number  Description

 EX-99.1 Monthly report distributed to holders of Luminent Mortgage Trust 2006-2, relating to the November 27, 2006 distribution.

 EX-99.2 Copy of the unaudited consolidated balance sheets as of September 30, 2006 and December 31, 2005, the unaudited consolidated statements of operations and comprehensive income for the nine months ended September 30, 2006 and 2005, the unaudited consolidated statements of cash flows for the nine months ended September 30, 2006 and 2005, all of Financial Security Assurance Inc. and Subsidiaries, are incorporated herein by reference from Exhibit 99.1 of the Quarterly Report on Form 10-Q of Financial Security Assurance Holdings Ltd., as filed with the Commission on November 13, 2006.







 EX-99.1


Luminent Mortgage Capital
Mortgage Loan Pass-Through Certificates



Distribution Date:       11/27/2006


Luminent Mortgage Capital
Mortgage Loan Pass-Through Certificates
Series 2006-2


Contact: Customer Service - CTSLink
         Wells Fargo Bank, N.A.
         Securities Administration Services
         7485 New Horizon Way
         Frederick, MD 21703
         www.ctslink.com
         Telephone: (301) 815-6600
         Fax:       (301) 815-6660







                                Certificateholder Distribution Summary

         Class                     CUSIP        Certificate             Beginning             Interest
                                               Pass-Through           Certificate         Distribution
                                                       Rate               Balance
          A1A                  550279BA0           5.52000%        410,221,516.27         2,075,720.87
          A1B                  550279BB8           5.60000%        170,925,631.78           877,418.24
          A1C                  550279BC6           5.53000%        102,555,379.07           519,870.31
          B-1                  550279BG7           5.80000%         29,652,406.61           157,651.96
          B-2                  550279BH5           6.22000%         18,433,631.11           105,102.42
          B-3                  550279BJ1           7.07000%         11,220,775.46            72,719.98
          B-4                  550279BK8           7.07000%         10,418,791.50            67,522.45
          B-5                  550279BL6           7.07000%          8,014,839.61            51,942.84
          B-6                  550279BM4           7.07000%          6,411,514.04            41,551.95
           PO                  550279BE2           0.00000%                100.00                 0.00
          A-R                  550279BF9           6.48531%                  0.00                 0.00
           X                   550279BD4           1.23045%                  0.00           776,897.49

Totals                                                             767,854,585.45         4,746,398.51


                                        Certificateholder Distribution Summary (continued)

         Class                      Principal             Current               Ending                Total           Cumulative
                                 Distribution            Realized          Certificate         Distribution             Realized
                                                             Loss              Balance                                    Losses
          A1A                    9,164,744.77                0.00       401,056,771.50        11,240,465.64                 0.00
          A1B                    3,818,643.65                0.00       167,106,988.12         4,696,061.89                 0.00
          A1C                    2,291,186.19                0.00       100,264,192.87         2,811,056.50                 0.00
          B-1                            0.00                0.00        29,652,406.61           157,651.96                 0.00
          B-2                            0.00                0.00        18,433,631.11           105,102.42                 0.00
          B-3                            0.00                0.00        11,220,775.46            72,719.98                 0.00
          B-4                            0.00                0.00        10,418,791.50            67,522.45                 0.00
          B-5                            0.00                0.00         8,014,839.61            51,942.84                 0.00
          B-6                            0.00                0.00         6,411,514.04            41,551.95                 0.00
           PO                            0.00                0.00               100.00                 0.00                 0.00
          A-R                            0.00                0.00                 0.00                 0.00                 0.00
           X                             0.00                0.00                 0.00           776,897.49                 0.00

Totals                          15,274,574.61                0.00       752,580,010.82        20,020,973.12                 0.00


As Master Servicer, Wells Fargo Bank, N.A. has independently calculated collateral information based on loan level data received from external parties, which may include the Servicers, Issuer and other parties to the transaction. Wells Fargo Bank, N.A.
expressly disclaims any responsibility for the accuracy or completeness of information furnished to it by those third parties.



                                                Principal Distribution Statement

         Class                   Original          Beginning        Scheduled       UnScheduled        Accretion        Realized
                                     Face        Certificate        Principal         Principal                             Loss
                                   Amount            Balance     Distribution      Distribution
          A1A              430,392,000.00     410,221,516.27             0.00      9,164,744.77             0.00            0.00
          A1B              179,330,000.00     170,925,631.78             0.00      3,818,643.65             0.00            0.00
          A1C              107,598,000.00     102,555,379.07             0.00      2,291,186.19             0.00            0.00
          B-1               29,653,000.00      29,652,406.61             0.00              0.00             0.00            0.00
          B-2               18,434,000.00      18,433,631.11             0.00              0.00             0.00            0.00
          B-3               11,221,000.00      11,220,775.46             0.00              0.00             0.00            0.00
          B-4               10,419,000.00      10,418,791.50             0.00              0.00             0.00            0.00
          B-5                8,015,000.00       8,014,839.61             0.00              0.00             0.00            0.00
          B-6                6,411,642.34       6,411,514.04             0.00              0.00             0.00            0.00
          PO                       100.00             100.00             0.00              0.00             0.00            0.00
          A-R                      100.00               0.00             0.00              0.00             0.00            0.00
           X                         0.00               0.00             0.00              0.00             0.00            0.00

Totals                     801,473,842.34     767,854,585.45             0.00     15,274,574.61             0.00            0.00


                                       Principal Distribution Statement (continued)

         Class                         Total              Ending               Ending               Total
                                   Principal         Certificate          Certificate           Principal
                                   Reduction             Balance           Percentage        Distribution
          A1A                   9,164,744.77      401,056,771.50           0.93184067        9,164,744.77
          A1B                   3,818,643.65      167,106,988.12           0.93184067        3,818,643.65
          A1C                   2,291,186.19      100,264,192.87           0.93184067        2,291,186.19
          B-1                           0.00       29,652,406.61           0.99997999                0.00
          B-2                           0.00       18,433,631.11           0.99997999                0.00
          B-3                           0.00       11,220,775.46           0.99997999                0.00
          B-4                           0.00       10,418,791.50           0.99997999                0.00
          B-5                           0.00        8,014,839.61           0.99997999                0.00
          B-6                           0.00        6,411,514.04           0.99997999                0.00
           PO                           0.00              100.00           1.00000000                0.00
          A-R                           0.00                0.00           0.00000000                0.00
           X                            0.00                0.00           0.00000000                0.00

Totals                         15,274,574.61      752,580,010.82           0.93899510       15,274,574.61



                                           Principal Distribution Factors Statement

         Class                      Original           Beginning            Scheduled         UnScheduled            Accretion
                                        Face         Certificate            Principal           Principal
                                      Amount             Balance         Distribution        Distribution
          A1A                 430,392,000.00        953.13462209           0.00000000         21.29394777           0.00000000
          A1B                 179,330,000.00        953.13462209           0.00000000         21.29394775           0.00000000
          A1C                 107,598,000.00        953.13462211           0.00000000         21.29394775           0.00000000
          B-1                  29,653,000.00        999.97998887           0.00000000          0.00000000           0.00000000
          B-2                  18,434,000.00        999.97998861           0.00000000          0.00000000           0.00000000
          B-3                  11,221,000.00        999.97998931           0.00000000          0.00000000           0.00000000
          B-4                  10,419,000.00        999.97998848           0.00000000          0.00000000           0.00000000
          B-5                   8,015,000.00        999.97998877           0.00000000          0.00000000           0.00000000
          B-6                   6,411,642.34        999.97998953           0.00000000          0.00000000           0.00000000
           PO                         100.00       1000.00000000           0.00000000          0.00000000           0.00000000
          A-R                         100.00          0.00000000           0.00000000          0.00000000           0.00000000
           X                            0.00          0.00000000           0.00000000          0.00000000           0.00000000


                                      Principal Distribution Factors Statement (continued)

         Class                    Realized                Total                Ending                Ending                Total
                                      Loss            Principal           Certificate           Certificate            Principal
                                                      Reduction               Balance            Percentage         Distribution
          A1A                   0.00000000          21.29394777          931.84067432            0.93184067          21.29394777
          A1B                   0.00000000          21.29394775          931.84067429            0.93184067          21.29394775
          A1C                   0.00000000          21.29394775          931.84067427            0.93184067          21.29394775
          B-1                   0.00000000           0.00000000          999.97998887            0.99997999           0.00000000
          B-2                   0.00000000           0.00000000          999.97998861            0.99997999           0.00000000
          B-3                   0.00000000           0.00000000          999.97998931            0.99997999           0.00000000
          B-4                   0.00000000           0.00000000          999.97998848            0.99997999           0.00000000
          B-5                   0.00000000           0.00000000          999.97998877            0.99997999           0.00000000
          B-6                   0.00000000           0.00000000          999.97998953            0.99997999           0.00000000
           PO                   0.00000000           0.00000000         1000.00000000            1.00000000           0.00000000
          A-R                   0.00000000           0.00000000            0.00000000            0.00000000           0.00000000
           X                    0.00000000           0.00000000            0.00000000            0.00000000           0.00000000


NOTE: All Class are per $ 1,000 denomination



                                                 Interest Distribution Statement

         Class                Accrual         Accrual         Current          Beginning           Current           Payment of
                               Dates            Days      Certificate       Certificate/           Accrued       Unpaid Interest
                                                                 Rate           Notional          Interest         Shortfall (1)
                                                                                 Balance
          A1A             10/25/06 - 11/26/06    33          5.52000%     410,221,516.27      2,075,720.87                  0.00
          A1B             10/25/06 - 11/26/06    33          5.60000%     170,925,631.78        877,418.24                  0.00
          A1C             10/25/06 - 11/26/06    33          5.53000%     102,555,379.07        519,870.31                  0.00
          B-1             10/25/06 - 11/26/06    33          5.80000%      29,652,406.61        157,651.96                  0.00
          B-2             10/25/06 - 11/26/06    33          6.22000%      18,433,631.11        105,102.42                  0.00
          B-3             10/25/06 - 11/26/06    33          7.07000%      11,220,775.46         72,719.98              3,247.74
          B-4             10/25/06 - 11/26/06    33          7.07000%      10,418,791.50         67,522.45              3,015.61
          B-5             10/25/06 - 11/26/06    33          7.07000%       8,014,839.61         51,942.84              2,319.81
          B-6             10/25/06 - 11/26/06    33          7.07000%       6,411,514.04         41,551.95              1,855.75
           PO                             N/A   N/A          0.00000%             100.00              0.00                  0.00
          A-R                             N/A   N/A          6.48531%               0.00              0.00                  0.00
           X              10/01/06 - 10/30/06    30          1.23045%     767,854,585.44        787,336.39                  0.00

Totals                                                                                        4,756,837.41             10,438.91



                                           Interest Distribution Statement (continued)

         Class                      Current      Non-Supported               Total            Remaining                   Ending
                                   Interest           Interest            Interest      Unpaid Interest             Certificate/
                               Shortfall(1)          Shortfall        Distribution         Shortfall(1)                 Notional
                                                                                                                         Balance
          A1A                          0.00               0.00        2,075,720.87                 0.00           401,056,771.50
          A1B                          0.00               0.00          877,418.24                 0.00           167,106,988.12
          A1C                          0.00               0.00          519,870.31                 0.00           100,264,192.87
          B-1                          0.00               0.00          157,651.96                 0.00            29,652,406.61
          B-2                          0.00               0.00          105,102.42                 0.00            18,433,631.11
          B-3                      3,247.74               0.00           72,719.98                 0.00            11,220,775.46
          B-4                      3,015.61               0.00           67,522.45                 0.00            10,418,791.50
          B-5                      2,319.81               0.00           51,942.84                 0.00             8,014,839.61
          B-6                      1,855.75               0.00           41,551.95                 0.00             6,411,514.04
           PO                          0.00               0.00                0.00                 0.00                   100.00
          A-R                          0.00               0.00                0.00                 0.00                     0.00
           X                           0.00               0.00          776,897.49                 0.00           752,580,010.83

Totals                            10,438.91               0.00        4,746,398.51                 0.00

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls,if applicable.

                                             Interest Distribution Factors Statement

         Class                       Original         Current            Beginning                Current            Payment of
                                         Face     Certificate          Certificate/               Accrued        Unpaid Interest
                                       Amount            Rate              Notional              Interest          Shortfall (1)
                                                                            Balance
          A1A                  430,392,000.00         5.52000%         953.13462209            4.82286118             0.00000000
          A1B                  179,330,000.00         5.60000%         953.13462209            4.89275771             0.00000000
          A1C                  107,598,000.00         5.53000%         953.13462211            4.83159826             0.00000000
          B-1                   29,653,000.00         5.80000%         999.97998887            5.31656021             0.00000000
          B-2                   18,434,000.00         6.22000%         999.97998861            5.70155257             0.00000000
          B-3                   11,221,000.00         7.07000%         999.97998931            6.48070404             0.28943410
          B-4                   10,419,000.00         7.07000%         999.97998848            6.48070352             0.28943373
          B-5                    8,015,000.00         7.07000%         999.97998877            6.48070368             0.28943356
          B-6                    6,411,642.34         7.07000%         999.97998953            6.48070304             0.28943442
           PO                          100.00         0.00000%        1000.00000000            0.00000000             0.00000000
          A-R                          100.00         6.48531%           0.00000000            0.00000000             0.00000000
           X                             0.00         1.23045%         958.05320757            0.98236068             0.00000000

                                       Interest Distribution Factors Statement (continued)

         Class                        Current        Non-Supported                Total    Remaining Unpaid              Ending
                                     Interest             Interest             Interest            Interest         Certificate/
                                 Shortfall(1)            Shortfall         Distribution        Shortfall(1)             Notional
                                                                                                                         Balance
          A1A                      0.00000000           0.00000000           4.82286118          0.00000000         931.84067432
          A1B                      0.00000000           0.00000000           4.89275771          0.00000000         931.84067429
          A1C                      0.00000000           0.00000000           4.83159826          0.00000000         931.84067427
          B-1                      0.00000000           0.00000000           5.31656021          0.00000000         999.97998887
          B-2                      0.00000000           0.00000000           5.70155257          0.00000000         999.97998861
          B-3                      0.28943410           0.00000000           6.48070404          0.00000000         999.97998931
          B-4                      0.28943373           0.00000000           6.48070352          0.00000000         999.97998848
          B-5                      0.28943356           0.00000000           6.48070368          0.00000000         999.97998877
          B-6                      0.28943442           0.00000000           6.48070304          0.00000000         999.97998953
           PO                      0.00000000           0.00000000           0.00000000          0.00000000        1000.00000000
          A-R                      0.00000000           0.00000000           0.00000000          0.00000000           0.00000000
           X                       0.00000000           0.00000000           0.96933605          0.00000000         938.99510012

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls,if applicable.

NOTE: All Class are per $ 1,000 denomination


                                        CERTIFICATEHOLDER ACCOUNT STATEMENT

                                                CERTIFICATE ACCOUNT

Beginning Balance                                                                                              0.00

Deposits
     Payments of Interest and Principal                                                               20,278,830.53
     Reserve Funds and Credit Enhancements                                                                     0.00
     Proceeds from Repurchased Loans                                                                           0.00
     Servicer Advances                                                                                    82,570.56
     Gains & Subsequent Recoveries (Realized Losses)                                                           0.00
Total Deposits                                                                                        20,361,401.09

Withdrawals
     Reserve Funds and Credit Enhancements                                                                     0.00
     Reimbursement for Servicer Advances                                                                  74,045.83
     Total Administration Fees                                                                           266,382.14
     Payment of Interest and Principal                                                                20,020,973.12
Total Withdrawals (Pool Distribution Amount)                                                          20,361,401.09

Ending Balance                                                                                                 0.00


Servicer Advances are calculated as delinquent scheduled principal and interest.




                                PREPAYMENT/CURTAILMENT INTEREST SHORTFALL
Total Prepayment/Curtailment Interest Shortfall                                                      0.00
Servicing Fee Support                                                                                0.00

Non-Supported Prepayment/Curtailment Interest Shortfall                                              0.00


                                        ADMINISTRATION FEES
Gross Servicing Fee*                                                                    238,929.73
Lender Paid Mortgage Insurance*                                                          11,762.27
Master Servicing Fee - Wells Fargo Bank, N.A.                                             7,998.49
Premium Amount - Financial Security Assurance Inc.,                                       7,691.65
Supported Prepayment/Curtailment Interest Shortfall                                           0.00

Total Administration Fees                                                               266,382.14

*Servicer Payees include: COUNTRYWIDE HOME LOANS SERVICING LP; PAUL FINANCIAL, LLC


                                                   Reserve and Guaranty Funds

                                       Account Name           Beginning             Current           Current             Ending
                                                                Balance         Withdrawals          Deposits            Balance
                  Class A1C Financial Guarantee Ins                0.00                0.00              0.00               0.00
                            Basis Risk Reserve Fund                0.00           10,438.90         10,438.90               0.00

                                     COLLATERAL STATEMENT
Collateral Description                                                               Mixed ARM
Weighted Average Gross Coupon                                                        7.833953%
Weighted Average Net Coupon                                                          7.460555%
Weighted Average Pass-Through Rate                                                   7.429673%
Weighted Average Remaining Term                                                            351

Beginning Scheduled Collateral Loan Count                                                1,484
Number Of Loans Paid In Full                                                                33
Ending Scheduled Collateral Loan Count                                                   1,451

Beginning Scheduled Collateral Balance                                          767,854,585.44
Ending Scheduled Collateral Balance                                             752,580,010.83
Ending Actual Collateral Balance at 31-Oct-2006                                 750,386,573.46

Monthly P&I Constant                                                              2,571,015.04
Special Servicing Fee                                                                     0.00
Realized Loss Amount                                                                      0.00
Cumulative Realized Loss                                                                  0.00

Scheduled Principal                                                                       0.00
Unscheduled Principal                                                            17,716,340.32


                            Additional Reporting - Deal Level



                                 Informational Reporting
One-Month MTA Loans Principal Balance                                        2,352,604.41
One-Month COFI Loans Principal Balance                                     750,227,406.42


                                   Structural Reporting
Deferred Interest                                                            2,441,765.71
Net WAC                                                                         7.429673%
Senior Percentage                                                              89.040639%
Senior Prepayment Percentage                                                  100.000000%
Subordinate Percentage                                                         10.959361%
Subordinate Prepayment Percentage                                               0.000000%
Net WAC Cap                                                                     6.754248%
Net Deferred Interest                                                                0.00


                                 Trigger Event Reporting
Rolling Six Month Delinquency Test
     Trigger Result                                                                  Pass
     Threshold Value                                                           50.000000%
     Calculated Value                                                           9.648584%
Senior Step Dowm Cumulative Loss Test
     Trigger Result                                                                  Pass
     Threshold Value                                                           30.000000%
     Calculated Value                                                           0.000000%
Senior Step Down Condition
     Trigger Result                                                                  Pass
     Threshold Value                                                            0.000000%
     Calculated Value                                                           0.000000%
Two Times Delinquency Test
     Trigger Result                                                                  Pass
     Threshold Value                                                           50.000000%
     Calculated Value                                                           9.648584%
Two Times Cumulative Loss Test
     Trigger Result                                                                  Pass
     Threshold Value                                                           20.000000%
     Calculated Value                                                           0.000000%
Two Times Test
     Trigger Result                                                                  Pass


                               LOAN STATUS STRATIFICATION/CREDIT ENHANCEMENT STATEMENT

             DELINQUENT          BANKRUPTCY           FORECLOSURE         REO                  Total

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        0                    0                   0                    0
                                 0.00                 0.00                0.00                 0.00

30 Days      28                  0                    0                   0                    28
             13,295,406.18       0.00                 0.00                0.00                 13,295,406.18

60 Days      11                  0                    0                   0                    11
             4,519,451.37        0.00                 0.00                0.00                 4,519,451.37

90 Days      2                   0                    0                   0                    2
             1,127,859.18        0.00                 0.00                0.00                 1,127,859.18

120 Days     1                   0                    5                   0                    6
             209,097.70          0.00                 2,101,966.18        0.00                 2,311,063.88

150 Days     0                   0                    1                   0                    1
             0.00                0.00                 412,334.65          0.00                 412,334.65

180+ Days    0                   0                    4                   1                    5
             0.00                0.00                 3,912,839.79        479,825.58           4,392,665.37

Totals       42                  0                    10                  1                    53
             19,151,814.43       0.00                 6,427,140.62        479,825.58           26,058,780.63

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        0.000000%            0.000000%           0.000000%            0.000000%
                                 0.000000%            0.000000%           0.000000%            0.000000%

30 Days      1.929704%           0.000000%            0.000000%           0.000000%            1.929704%
             1.771808%           0.000000%            0.000000%           0.000000%            1.771808%

60 Days      0.758098%           0.000000%            0.000000%           0.000000%            0.758098%
             0.602283%           0.000000%            0.000000%           0.000000%            0.602283%

90 Days      0.137836%           0.000000%            0.000000%           0.000000%            0.137836%
             0.150304%           0.000000%            0.000000%           0.000000%            0.150304%

120 Days     0.068918%           0.000000%            0.344590%           0.000000%            0.413508%
             0.027865%           0.000000%            0.280118%           0.000000%            0.307983%

150 Days     0.000000%           0.000000%            0.068918%           0.000000%            0.068918%
             0.000000%           0.000000%            0.054950%           0.000000%            0.054950%

180+ Days    0.000000%           0.000000%            0.275672%           0.068918%            0.344590%
             0.000000%           0.000000%            0.521443%           0.063944%            0.585387%

Totals       2.894555%           0.000000%            0.689180%           0.068918%            3.652653%
             2.552260%           0.000000%            0.856511%           0.063944%            3.472714%



Current Period Class A Insufficient Funds                                                                  0.00
Principal Balance of Contaminated Properties                                                               0.00
Periodic Advance                                                                                      82,570.56






                       180+ Delinquency Summary

                                Summary

               Days    Number of          Outstanding    Percentage of
         Delinquent         Loans              Actual       Balance(%)
                                           Balance($)
    180  -      209             2        2,201,617.40            0.293
    210  -      239             2        1,711,222.39            0.228
    240  -      269             1          479,825.58            0.064
              Total             5        4,392,665.37            0.585

This report includes all loans greater than 180 days delinquent regardless of status (REO, Foreclosure, Bankruptcy).


                REO Detail - All Mortgage Loans in REO during Current Period


 Summary                                                             12 Month REO History*
 New REO Loans                                                     Month        REO Percentage
     Loans in REO                              1                   Dec-05            0.000%
     Original Principal Balance       480,000.00                   Jan-06            0.000%
     Current Actual Balance           479,825.58                   Feb-06            0.000%
                                                                   Mar-06            0.000%
 Current REO Total                                                 Apr-06            0.000%
     Loans in REO                              1                   May-06            0.000%
     Original Principal Balance       480,000.00                   Jun-06            0.000%
     Current Actual Balance           479,825.58                   Jul-06            0.000%
                                                                   Aug-06            0.000%
                                                                   Sep-06            0.000%
                                                                   Oct-06            0.000%
                                                                   Nov-06            0.064%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.





                  REO Loan Detail - All Mortgage Loans in REO during Current Period

                                               Month
                                                Loan            First                                               Original
                              Loan           Entered          Payment                             LTV at           Principal
       Group                Number               REO             Date           State        Origination             Balance

      Summary           0120781510          Nov-2006      01-Dec-2005              CA              80.00          480,000.00


              REO Loan Detail - All Mortgage Loans in REO during Current Period (continued)

                                               Current           Paid                           Current          Approximate
                              Loan              Actual             To          Months              Loan           Delinquent
       Group                Number             Balance           Date      Delinquent              Rate             Interest
      Summary           0120781510          479,825.58    01-Feb-2006               8            7.250%            22,845.79


              Foreclosure Detail - All Mortgage Loans in Foreclosure during Current Period


 Summary                                                           12 Month Foreclosure History*
 New Foreclosure Loans                                             Month     Foreclosure Percentage
     Loans in Foreclosure                      6                   Dec-05            0.000%
     Original Principal Balance     2,493,000.00                   Jan-06            0.000%
     Current Actual Balance         2,514,300.83                   Feb-06            0.000%
                                                                   Mar-06            0.000%
 Current Foreclosure Total                                         Apr-06            0.000%
     Loans in Foreclosure                     10                   May-06            0.000%
     Original Principal Balance     6,390,920.00                   Jun-06            0.000%
     Current Actual Balance         6,427,140.62                   Jul-06            0.107%
                                                                   Aug-06            0.268%
                                                                   Sep-06            0.485%
                                                                   Oct-06            0.574%
                                                                   Nov-06            0.857%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.




           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period

                                                  Month
                                                   Loan              First                                            Original
                                  Loan          Entered            Payment                            LTV at         Principal
        Group                   Number               FC               Date          State        Origination           Balance
       Summary              0104820601         Oct-2006        01-Oct-2005             UT              90.00        468,000.00
       Summary              0106944226         Nov-2006        01-Jan-2006             VA              87.53        400,000.00
       Summary              0110794989         Aug-2006        01-Jan-2006             CA              56.27      1,238,000.00
       Summary              0114428450         Oct-2006        01-Dec-2005             IL              80.00        191,920.00
       Summary              0115004906         Nov-2006        01-Jan-2006             AZ              64.09        493,500.00
       Summary              0115336519         Nov-2006        01-Dec-2005             FL              90.00        409,500.00
       Summary              0120089453         Sep-2006        01-Jan-2006             NJ              61.54      2,000,000.00
       Summary              0120689533         Nov-2006        01-Dec-2005             VA              76.39        550,000.00
       Summary              0120873194         Nov-2006        01-Jan-2006             CA              80.00        520,000.00
       Summary              0121279319         Nov-2006        01-Jan-2006             PA              77.42        120,000.00


           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period (continued)

                                                 Current              Paid                        Current          Approximate
                                   Loan           Actual                To         Months            Loan           Delinquent
        Group                    Number          Balance              Date     Delinquent            Rate             Interest
       Summary               0104820601       471,387.88       01-Mar-2006              7          8.000%            25,386.96
       Summary               0106944226       403,149.54       01-Jun-2006              4          7.875%            14,547.15
       Summary               0110794989     1,239,834.51       01-Mar-2006              7          7.375%            60,110.96
       Summary               0114428450       191,722.42       01-Apr-2006              6          8.750%            10,163.67
       Summary               0115004906       496,403.03       01-Jun-2006              4          7.875%            17,740.40
       Summary               0115336519       412,334.65       01-May-2006              5          7.625%            16,616.52
       Summary               0120089453     2,009,894.98       01-Apr-2006              6          8.125%            97,654.14
       Summary               0120689533       556,177.52       01-Jun-2006              4          7.625%            19,203.47
       Summary               0120873194       525,855.10       01-Jun-2006              4          8.250%            19,982.32
       Summary               0121279319       120,380.99       01-Jun-2006              4          8.250%             4,574.24


              Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period


 Summary                                                             12 Month Bankruptcy History*
 New Bankruptcy Loans                                              Month    Bankruptcy Percentage
     Loans in Bankruptcy                       0                   Dec-05            0.000%
     Original Principal Balance             0.00                   Jan-06            0.000%
     Current Actual Balance                 0.00                   Feb-06            0.000%
                                                                   Mar-06            0.000%
 Current Bankruptcy Total                                          Apr-06            0.000%
     Loans in Bankruptcy                       0                   May-06            0.000%
     Original Principal Balance             0.00                   Jun-06            0.000%
     Current Actual Balance                 0.00                   Jul-06            0.000%
                                                                   Aug-06            0.000%
                                                                   Sep-06            0.000%
                                                                   Oct-06            0.000%
                                                                   Nov-06            0.000%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.



           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period

         Group                      Loan     Month Loan          First        State            LTV at           Original
                                  Number        Entered        Payment                     Origination         Principal
                                             Bankruptcy           Date                                           Balance

                                              No Bankruptcy Loans this Period



           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period (continued)

        Group                     Loan            Current        Paid To       Months          Current       Approximate
                                Number             Actual           Date    Delinquent       Loan Rate        Delinquent
                                                  Balance                                                       Interest

                                              No Bankruptcy Loans this Period


               Realized Loss Detail Report - Loans with Losses during Current Period


Summary
                                   # Loans              Prior          Realized            Current
                                      with             Actual       Loss/(Gain)               Loss
         Group                      Losses            Balance            Amount         Percentage
         Total                           0               0.00              0.00             0.000%



               Realized Loss Loan Detail Report - Loans With Losses during Current Period

                                                  Original          Current
                                  Loan           Principal             Note                          LTV at         Original
       Group                    Number             Balance             Rate           State     Origination             Term

                                                    No Losses this Period


              Realized Loss Loan Detail Report - Loans With Losses during Current Period (continued)

                                                    Prior                           Cumulative
                                  Loan             Actual          Realized           Realized
       Group                    Number            Balance       Loss/(Gain)        Loss/(Gain)

                                     No Losses this Period

                                                   Realized Loss Report - Collateral


Summary



   MDR                                                          SDA
      Current Month                        0.000%               Current Month                                 0.000%
      3 Month Average                      0.000%               3 Month Average                               0.000%
      12 Month Average                     0.000%               12 Month Average                              0.000%


                  MDR: Current vs. 12mo Average*                               SDA: Current vs. 12mo Average*
         Month            Current        12mo Avg.                       Month             Current          12mo Avg.


         Dec-2005             N/A             N/A                        Dec-2005              N/A               N/A
         Jan-2006             N/A             N/A                        Jan-2006              N/A               N/A
         Feb-2006             N/A             N/A                        Feb-2006              N/A               N/A
         Mar-2006          0.000%             N/A                        Mar-2006           0.000%               N/A
         Apr-2006          0.000%             N/A                        Apr-2006           0.000%               N/A
         May-2006          0.000%             N/A                        May-2006           0.000%               N/A
         Jun-2006          0.000%             N/A                        Jun-2006           0.000%               N/A
         Jul-2006          0.000%             N/A                        Jul-2006           0.000%               N/A
         Aug-2006          0.000%             N/A                        Aug-2006           0.000%               N/A
         Sep-2006          0.000%             N/A                        Sep-2006           0.000%               N/A
         Oct-2006          0.000%             N/A                        Oct-2006           0.000%               N/A
         Nov-2006          0.000%             N/A                        Nov-2006           0.000%               N/A

   *The text reported in the above table is presented           *The text reported in the above table is presented
   graphically on the monthly bond remittance report. The       graphically on the monthly bond remittance report. The
   monthly bond remittance report can be viewed online at       monthly bond remittance report can be viewed online at
   www.ctslink.com.                                             www.ctslink.com.




   CDR                                                          Loss Severity Approximation
      Current Month                        0.000%               Current Month                                 0.000%
      3 Month Average                      0.000%               3 Month Average                               0.000%
      12 Month Average                     0.000%               12 Month Average                              0.000%


                  CDR: Current vs. 12mo Average*                          Loss Severity: Current vs. 12mo Average*
         Month            Current        12mo Avg.                       Month             Current          12mo Avg.


         Dec-2005             N/A             N/A                        Dec-2005              N/A               N/A
         Jan-2006             N/A             N/A                        Jan-2006              N/A               N/A
         Feb-2006             N/A             N/A                        Feb-2006              N/A               N/A
         Mar-2006          0.000%             N/A                        Mar-2006           0.000%               N/A
         Apr-2006          0.000%             N/A                        Apr-2006           0.000%               N/A
         May-2006          0.000%             N/A                        May-2006           0.000%               N/A
         Jun-2006          0.000%             N/A                        Jun-2006           0.000%               N/A
         Jul-2006          0.000%             N/A                        Jul-2006           0.000%               N/A
         Aug-2006          0.000%             N/A                        Aug-2006           0.000%               N/A
         Sep-2006          0.000%             N/A                        Sep-2006           0.000%               N/A
         Oct-2006          0.000%             N/A                        Oct-2006           0.000%               N/A
         Nov-2006          0.000%             N/A                        Nov-2006           0.000%               N/A

   *The text reported in the above table is presented           *The text reported in the above table is presented
   graphically on the monthly bond remittance report. The       graphically on the monthly bond remittance report. The
   monthly bond remittance report can be viewed online at       monthly bond remittance report can be viewed online at
   www.ctslink.com.                                             www.ctslink.com.




Calculation Methodology:
Monthly Default Rate (MDR): sum(Beg Scheduled Balance of Liquidated Loans)/ sum(Beg Scheduled Balance).
Conditional Default Rate (CDR): 1-((1-MDR)^12)
SDA Standard Default Assumption: If WAS is less than or equal to 30 then CDR /(WAS * 0.02) else if WAS is greater than 30 and less than or equal to 60 then CDR / 0.6 else if WAS is greater than 60 and less than or equal to 120 then CDR / (0.6 - ((WAS
- 60) * 0.0095)) else if WAS is greater than 120 then CDR / 0.03
Loss Severity Approximation for current period: sum(Realized Loss Amount)/sum(Beg Scheduled Balance of Liquidated Loans).
Includes losses on loans liquidating in the current period only.










                  Prepayment Detail - Prepayments during Current Period
Summary
                                      Loans Paid In Full                               Repurchased Loans


                                             Original            Current                      Original           Current
                                            Principal          Scheduled                     Principal         Scheduled
         Group               Count            Balance            Balance      Count            Balance           Balance
         Total                  33      16,594,021.00      16,902,147.21          0               0.00              0.00

                Prepayment Detail - Prepayments during Current Period (continued)

Summary
                                Substitution Loans                           Liquidated Loans                   Curtailments

                                        Original        Current                    Original         Current
                                       Principal      Scheduled                   Principal       Scheduled      Curtailment
       Group             Count           Balance        Balance      Count          Balance         Balance           Amount
       Total                 0              0.00           0.00          0             0.00            0.00       760,253.24


                  Prepayment Loan Detail - Prepayments during Current Period
                                                                                     First          Original
                                   Loan                          LTV at            Payment         Principal        Prepayment
        Group                    Number         State       Origination               Date           Balance            Amount
       Summary               0094125862            LA              90.00       01-Jul-2005        513,000.00        515,053.00
       Summary               0104718855            CA              95.00       01-Nov-2005        361,000.00        372,640.18
       Summary               0105038987            CA              90.00       01-Nov-2005        405,000.00        415,802.15
       Summary               0105285954            CA              69.14       01-Oct-2005        448,000.00        447,706.41
       Summary               0105493844            CA              79.55       01-Nov-2005        421,186.00        425,650.57
       Summary               0105654807            CA              76.47       01-Dec-2005        650,000.00        669,917.02
       Summary               0105716159            CA              75.00       01-Nov-2005        552,850.00        566,013.41
       Summary               0105716767            CO              76.04       01-Dec-2005        365,000.00        373,867.76
       Summary               0105737050            CA              75.00       01-Dec-2005        575,250.00        592,566.37
       Summary               0105980800            CA              85.69       01-Nov-2005        527,000.00        545,282.86
       Summary               0106061538            CA              75.00       01-Dec-2005        551,250.00        558,561.34
       Summary               0106148381            CA              77.84       01-Nov-2005        650,000.00        670,288.54
       Summary               0106175873            CA              90.00       01-Nov-2005        373,500.00        382,152.90
       Summary               0106196683            CA              80.00       01-Dec-2005        408,000.00        419,404.47
       Summary               0106250850            AZ              79.99       01-Dec-2005        462,250.00        476,564.40
       Summary               0106375802            CA              68.26       01-Dec-2005        628,000.00        630,429.99
       Summary               0106471806            CA              80.00       01-Dec-2005        408,000.00        420,413.00
       Summary               0106536590            CA              80.00       01-Dec-2005        584,000.00        601,385.61
       Summary               0106667951            NV              46.59       01-Dec-2005        431,000.00        442,801.94
       Summary               0106706324            CA              75.00       01-Dec-2005        581,175.00        597,435.44
       Summary               0106766411            CA              70.00       01-Nov-2005        472,500.00        473,916.62
       Summary               0107134439            CA              75.00       01-Dec-2005        393,750.00        402,487.20
       Summary               0107140815            FL              79.45       01-Dec-2005        522,000.00        531,066.72
       Summary               0114484221            CA              80.00       01-Dec-2005        532,510.00        545,822.62
       Summary               0114664900            OR              80.00       01-Jan-2006        577,600.00        591,516.10
       Summary               0115430902            CA              75.00       01-Dec-2005        600,000.00        615,424.22
       Summary               0115585228            NV              70.00       01-Dec-2005        459,250.00        473,185.61
       Summary               0121342173            CA              80.00       01-Jan-2006        408,000.00        414,907.37
       Summary               0121429067            MA              72.17       01-Jan-2006        415,000.00        424,785.41
       Summary               0240235934            NV              80.00       01-Dec-2005        704,000.00        716,699.83
       Summary               0240235963            CA              75.00       01-Feb-2006        618,750.00        634,590.08
       Summary               0240236011            CA              80.00       01-Feb-2006        376,000.00        383,869.48
       Summary               0240236132            CA              80.00       01-Feb-2006        619,200.00        623,878.46


               Prepayment Loan Detail - Prepayments during Current Period (continued)

                                                                                       Current
                                  Loan                PIF             Months              Loan        Original
        Group                   Number               Type         Delinquent              Rate            Term       Seasoning
       Summary              0094125862       Loan Paid in Full           0              7.625%             360              16
       Summary              0104718855       Loan Paid in Full           0              9.250%             360              12
       Summary              0105038987       Loan Paid in Full           0              8.875%             360              12
       Summary              0105285954       Loan Paid in Full           0              7.625%             360              13
       Summary              0105493844       Loan Paid in Full          (1)             7.250%             360              12
       Summary              0105654807       Loan Paid in Full           0              8.125%             360              11
       Summary              0105716159       Loan Paid in Full           0              7.375%             360              12
       Summary              0105716767       Loan Paid in Full          (1)             7.500%             360              11
       Summary              0105737050       Loan Paid in Full           0              8.125%             360              11
       Summary              0105980800       Loan Paid in Full           0              9.375%             360              12
       Summary              0106061538       Loan Paid in Full           0              8.125%             360              11
       Summary              0106148381       Loan Paid in Full           0              7.875%             360              12
       Summary              0106175873       Loan Paid in Full           0              8.000%             360              12
       Summary              0106196683       Loan Paid in Full           0              8.000%             360              11
       Summary              0106250850       Loan Paid in Full           0              8.125%             360              11
       Summary              0106375802       Loan Paid in Full           0              7.875%             360              11
       Summary              0106471806       Loan Paid in Full           0              8.000%             360              11
       Summary              0106536590       Loan Paid in Full           0              8.000%             360              11
       Summary              0106667951       Loan Paid in Full           0              7.750%             360              11
       Summary              0106706324       Loan Paid in Full           0              7.750%             360              11
       Summary              0106766411       Loan Paid in Full           0              8.375%             360              12
       Summary              0107134439       Loan Paid in Full           0              8.500%             360              11
       Summary              0107140815       Loan Paid in Full           0              7.875%             360              11
       Summary              0114484221       Loan Paid in Full           0              7.500%             360              11
       Summary              0114664900       Loan Paid in Full           0              7.625%             360              10
       Summary              0115430902       Loan Paid in Full           0              8.125%             360              11
       Summary              0115585228       Loan Paid in Full           0              8.250%             360              11
       Summary              0121342173       Loan Paid in Full           0              8.250%             360              10
       Summary              0121429067       Loan Paid in Full           0              8.125%             360              10
       Summary              0240235934       Loan Paid in Full           0              7.000%             360              11
       Summary              0240235963       Loan Paid in Full           0              8.625%             360               9
       Summary              0240236011       Loan Paid in Full           0              7.500%             360               9
       Summary              0240236132       Loan Paid in Full           0              7.000%             360               9


                                            Prepayment - Voluntary Prepayments

  Summary
     SMM                                   CPR                                      PSA
     Current Month            2.300%       Current Month             24.362%        Current Month               1,142.700%
     3 Month Average          1.404%       3 Month Average           15.350%        3 Month Average               781.688%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Dec-2005          N/A           N/A                          Dec-2005          N/A           N/A
         Jan-2006          N/A           N/A                          Jan-2006          N/A           N/A
         Feb-2006          N/A           N/A                          Feb-2006          N/A           N/A
         Mar-2006       7.521%           N/A                          Mar-2006   1,395.820%           N/A
         Apr-2006       8.525%           N/A                          Apr-2006   1,154.824%           N/A
         May-2006       9.700%           N/A                          May-2006   1,034.223%           N/A
         Jun-2006       4.579%           N/A                          Jun-2006     402.443%           N/A
         Jul-2006       8.810%           N/A                          Jul-2006     659.014%           N/A
         Aug-2006      12.195%           N/A                          Aug-2006     793.861%           N/A
         Sep-2006      13.650%           N/A                          Sep-2006     786.868%           N/A
         Oct-2006       8.037%           N/A                          Oct-2006     415.497%           N/A
         Nov-2006      24.362%           N/A                          Nov-2006   1,142.700%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.



Calculation Methodology:
Single Month Mortality (SMM):  (Partial and full prepayments + Repurchases) / (Beginning Scheduled Balance - Scheduled
Principal)
Conditional PrePayment Rate (CPR):  1 - ((1 - SMM)^12)
PSA Standard Prepayment Model:  100 * CPR / (0.2 * MIN(30,WAS))
Weighted Average Seasoning (WAS):  sum((Original Term - Remaining Term)*(Current Scheduled Balance/Deal Scheduled Principal
Balance))







                                                  Modifications

                         Beginning         Current
              Loan       Scheduled       Scheduled          Prior        Modified          Prior         Modified
            Number         Balance         Balance           Rate            Rate         Payment         Payment

                                      No Modifications this Period

                                                          Substitutions
                               Loans Repurchased                                         Loans Substituted

                         Current                                                      Current
            Loan       Scheduled       Current          Current          Loan        Scheduled       Current           Current
          Number         Balance          Rate          Payment        Number          Balance          Rate           Payment

                                                No Substitutions this Period

                                         Repurchases

                                     Current
               Loan                Scheduled                 Current                  Current
             Number                  Balance                    Rate                  Payment

                                  No Repurchases this Period


                                       Breaches

                                   Current
               Loan              Scheduled        Current               Current
             Number                Balance           Rate               Payment

                             No Breaches this Period


                     Interest Rate Stratification

                                Summary

            Current     Number of         Outstanding    Percentage of
      Interest Rate         Loans           Scheduled       Balance(%)
           Range(%)                        Balance($)
            < 1.000             0                0.00            0.000
     1.000    1.499             0                0.00            0.000
     1.500    1.999             0                0.00            0.000
     2.000    2.499             0                0.00            0.000
     2.500    2.999             0                0.00            0.000
     3.000    3.499             0                0.00            0.000
     3.500    3.999             0                0.00            0.000
     4.000    4.499             0                0.00            0.000
     4.500    4.999             0                0.00            0.000
     5.000    5.499             0                0.00            0.000
     5.500    5.999             1          920,629.26            0.122
     6.000    6.499             2          723,234.84            0.096
     6.500    6.999            18       12,684,786.10            1.686
     7.000    7.499           153       90,787,870.64           12.064
     7.500    7.999           652      347,943,861.53           46.233
     8.000    8.499           548      264,581,015.69           35.157
     8.500    8.999            50       24,041,358.61            3.195
  >= 9.000                     27       10,897,254.16            1.448
              Total         1,451      752,580,010.83          100.000


                                                 SUPPLEMENTAL REPORTING

Closing Date
February 23, 2006

Distribution Date
Commencing in March 2006, the 25th day of the month, or, if such day is not a Business Day, the next Business
Day.

LIBOR Determination Date
The second LIBOR Business Day immediately preceding the commencement of each Accrual Period for the LIBOR Certificates.

Record Date
With respect to each Distribution Date (other than the initial
Distribution Date) and the Interest-Only Certificates and the Class A-R Certificates, the last Business Day of the calendar month immediately preceding the month in which that Distribution Date occurs.  With respect to each
Distribution Date (other than the initial Distribution Date) and the LIBOR Certificates, the last Business Day immediately preceding that Distribution Date, unless any LIBOR Certificates are no longer Book-Entry Certificates, in which case the Record Date for the related Class of LIBOR Certificates shall be the last Business Day of the calendar month immediately preceding the month in which that Distribution Date occurs. With respect to the initial
Distribution Date and all Classes of Certificates, the Closing Date.

Servicer Remittance Date
With respect to each Mortgage Loan, the 18th day of each month, or the next Business Day if such 18th day is not a Business Day.

Determination Date
For any Distribution Date and each Mortgage Loan, the date each month, as set forth in the related Servicing Agreement, on which the related Servicer determines the amount of all funds required to be remitted to the Master Servicer on the Servicer
Remittance Date with respect to the Mortgage Loans it is servicing.

Business Day
Any day other than a Saturday, a Sunday or a day on which banking or savings institutions in the State of Minnesota, the State of Maryland, the State of Illinois, the
State of New York or in the city in which the Corporate Trust Office of the Trustee is located are authorized or obligated by law or executive order to be closed.

LIBOR Business Day
Any day on which banks in London, England and The City of New York are open and conducting transactions in foreign currency and exchange.






 EX-99.2

Copy of the unaudited consolidated balance sheets as of September 30, 2006 and December 31, 2005, the unaudited consolidated statements of operations and comprehensive income for the nine months ended September 30, 2006 and 2005, the unaudited consolidated statements of cash flows for the nine months ended September 30, 2006 and 2005, all of Financial Security Assurance Inc. and Subsidiaries, are incorporated herein by reference from Exhibit 99.1 of the Quarterly Report on Form 10-Q of Financial Security Assurance Holdings Ltd., as filed with the Commission on November 13, 2006.